Schedule Of Right Of Use Assets (Details)	12 Months Ended
Jun. 30, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Carrying amount as at 30 June 2022	$ 95,756
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance as at 1 July 2021	153,788
Additions	460,385
Disposals	(153,788)
Balance as at 30 June 2022	460,385
Balance as at 1 July 2021	(58,032)
Disposals	72,540
Depreciation	(68,220)
Balance as at 30 June 2022	$ (53,712)